Note 28 - Financial Instruments and Risks - Transactions Protected by Derivative Financial Instruments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Notional	R$ 39,472.9	R$ 30,861.3
Total cost exposure [member]
Statement Line Items [Line Items]
Risk	(15,837.8)	(11,823.8)
Notional	15,588.4	11,630.3
Fair Value Assets	364.5	122.2
Fair Value Liability	(287.8)	(266.4)
Gain (loss) Finance Result	(1,283.7)	(1,147.1)
Gain (loss) Operational Result	1,599.2	873.5
Gain (loss) Equity	1,489.5	652.9
Commodities risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(2,629.1)	(2,293.5)
Notional	2,379.7	2,100.0
Fair Value Assets	343.9	36.8
Fair Value Liability	(7.8)	(74.8)
Gain (loss) Finance Result	(134.3)	(57.5)
Gain (loss) Operational Result	(104.2)	(197.1)
Gain (loss) Equity	157.4	(108.3)
US Dollars risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(13,087.7)	(9,192.4)
Notional	13,087.7	9,192.4
Fair Value Assets	8.7	44.3
Fair Value Liability	(271.8)	(188.6)
Gain (loss) Finance Result	(1,157.1)	(1,085.4)
Gain (loss) Operational Result	1,726.0	1,132.8
Gain (loss) Equity	1,430.0	795.5
Euros risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(50.8)	(177.6)
Notional	50.8	177.6
Fair Value Assets	1.9
Fair Value Liability	(0.3)	(3.0)
Gain (loss) Finance Result	(3.3)	(3.3)
Gain (loss) Operational Result	9.7	(4.3)
Gain (loss) Equity	13.8	(8.8)
Mexican Pesos risk portion of cost exposure [member]
Statement Line Items [Line Items]
Risk	(70.2)	(160.3)
Notional	70.2	160.3
Fair Value Assets	10.0	41.1
Fair Value Liability	(7.9)
Gain (loss) Finance Result	11.0	(0.9)
Gain (loss) Operational Result	(32.3)	(57.9)
Gain (loss) Equity	(111.7)	(25.5)
Total fixed asset exposure [member]
Statement Line Items [Line Items]
Risk	(1,042.5)	(816.9)
Notional	1,042.5	816.9
Fair Value Assets	1.7	11.4
Fair Value Liability	(31.3)	(53.8)
Gain (loss) Finance Result	(274.6)	(279.9)
Gain (loss) Operational Result	163.2	202.4
Gain (loss) Equity	280.8	199.9
US Dollars risk portion of fixed assets exposure [member]
Statement Line Items [Line Items]
Risk	(1,042.5)	(816.9)
Notional	1,042.5	816.9
Fair Value Assets	1.7	11.4
Fair Value Liability	(31.3)	(53.8)
Gain (loss) Finance Result	(274.6)	(279.9)
Gain (loss) Operational Result	163.2	202.4
Gain (loss) Equity	280.8	199.9
Total expenses exposure [member]
Statement Line Items [Line Items]
Risk	(345.8)	(262.1)
Notional	345.8	262.1
Fair Value Assets	0.5	2.2
Fair Value Liability	(10.7)	(17.3)
Gain (loss) Finance Result	(3.4)	(5.6)
Gain (loss) Operational Result	6.1	4.8
Gain (loss) Equity	2.7	2.7
US Dollars risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk	(345.8)	(262.1)
Notional	345.8	262.1
Fair Value Assets	0.5	2.2
Fair Value Liability	(10.7)	(17.3)
Gain (loss) Finance Result	(3.4)	(5.6)
Gain (loss) Operational Result	6.1	5.0
Gain (loss) Equity	2.7	2.8
Total debts exposure [member]
Statement Line Items [Line Items]
Risk	(233.3)	(362.7)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		5.9
Gain (loss) Operational Result
Gain (loss) Equity
Rupees risk portion of the expenses exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result
Gain (loss) Operational Result		(0.2)
Gain (loss) Equity		(0.1)
US Dollars risk portion of the debts exposure [member]
Statement Line Items [Line Items]
Risk	(4.9)	(114.3)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		0.6
Gain (loss) Operational Result
Gain (loss) Equity
Total cash exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.1)
Gain (loss) Operational Result
Gain (loss) Equity
Interest rates risk portion of the debt exposure [member]
Statement Line Items [Line Items]
Risk	(228.4)	(248.4)
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		5.3
Gain (loss) Operational Result
Gain (loss) Equity
Interest rates risk portion of the cash exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result		(0.1)
Gain (loss) Operational Result
Gain (loss) Equity
Total equity exposure [member]
Statement Line Items [Line Items]
Risk	(1,740.5)	(1,873.4)
Notional	700.9	1,057.8
Fair Value Assets	142.6	37.5
Fair Value Liability		(17.9)
Gain (loss) Finance Result	(329.3)	161.1
Gain (loss) Operational Result
Gain (loss) Equity
Stock Exchange Prices risk portion of equity exposure [member]
Statement Line Items [Line Items]
Risk	(1,740.5)	(1,873.4)
Notional	700.9	1,057.8
Fair Value Assets	142.6	37.5
Fair Value Liability		(17.9)
Gain (loss) Finance Result	(329.3)	161.1
Gain (loss) Operational Result
Gain (loss) Equity
Total foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	1.0
Gain (loss) Operational Result		(28.5)
Gain (loss) Equity	(2.2)	28.5
US Dollars risk portion of the foreign investments exposure [member]
Statement Line Items [Line Items]
Risk
Notional
Fair Value Assets
Fair Value Liability
Gain (loss) Finance Result	1.0
Gain (loss) Operational Result		(28.5)
Gain (loss) Equity	(2.2)	28.5
Total financial risk exposure [member]
Statement Line Items [Line Items]
Risk	(19,199.9)	(15,138.9)
Notional	17,677.6	13,767.1
Fair Value Assets	509.3	173.3
Fair Value Liability	(329.8)	(355.4)
Gain (loss) Finance Result	(1,890.0)	(1,265.7)
Gain (loss) Operational Result	1,768.5	1,052.2
Gain (loss) Equity	R$ 1,770.8	R$ 884.0